Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade accounts payable	$ 4,007	$ 3,924
Employee-related accruals	2,310	2,637
Interest payable on deferred consideration (note 12)	0	24
Other accrued liabilities	1,384	1,436
Total	$ 7,701	$ 8,021